Goodwill And Other Intangible Assets (Schedule Of Goodwill Impairment Losses By Reporting Units) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Goodwill [Line Items]
Impairment loss	¥ 461
Integrated Corporate Banking Business Group, BTMU Corporate [Member]
Goodwill [Line Items]
Impairment loss	¥ 461